UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 8117 Preston Road
         West Tower, Suite 675
         Dallas, Texas  75225

13F File Number:  028-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Brett Robertson
Title:     President
Phone:     972.713.5001

Signature, Place, and Date of Signing:

 /s/ J. Brett Robertson     Dallas, Texas/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $101,188 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107     1118   220000 SH       SOLE                   220000
AMERICAN EXPRESS CO            COM              025816109     2568    57200 SH       SOLE                    57200
ARCH CAP GROUP LTD             ORD              G0450A105     6019   184200 SH       SOLE                   184200
BLOUNT INTL INC NEW            COM              095180105     1121    83924 SH       SOLE                    83924
CEPHALON INC                   COM              156708109     3857    47800 SH       SOLE                    47800
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305     5164   110239 SH       SOLE                   110239
CITRIX SYS INC                 COM              177376100     3032    55600 SH       SOLE                    55600
CORELOGIC INC                  COM              21871D103     1402   131375 SH       SOLE                   131375
DELTIC TIMBER CORP             COM              247850100     2228    37336 SH       SOLE                    37336
EAGLE MATERIALS INC            COM              26969P108     1099    66000 SH       SOLE                    66000
EMDEON INC                     CL A             29084T104     5186   276000 SH       SOLE                   276000
EXTERRAN HLDGS INC             COM              30225X103     1257   129332 SH       SOLE                   129332
GREIF INC                      CL B             397624206     2473    57500 SH       SOLE                    57500
HOLLYFRONTIER CORP             COM              436106108     2769   105600 SH       SOLE                   105600
INTUIT                         COM              461202103     5157   108700 SH       SOLE                   108700
ITT CORP NEW                   COM              450911102     1680    40000 SH       SOLE                    40000
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     4569    57800 SH       SOLE                    57800
MOODYS CORP                    COM              615369105     3368   110600 SH       SOLE                   110600
NASDAQ OMX GROUP INC           COM              631103108     6720   290400 SH       SOLE                   290400
PACCAR INC                     COM              693718108     1353    40000 SH       SOLE                    40000
PLUM CREEK TIMBER CO INC       COM              729251108     1399    40300 SH       SOLE                    40300
PRIMO WTR CORP                 COM              74165N105       96    16950 SH       SOLE                    16950
RAYTHEON CO                    COM NEW          755111507     3752    91800 SH       SOLE                    91800
RENT A CTR INC NEW             COM              76009N100     1949    71000 SH       SOLE                    71000
RF MICRODEVICES INC            COM              749941100     4945   780000 SH       SOLE                   780000
RSC HOLDINGS INC               COM              74972L102     3772   529000 SH       SOLE                   529000
SEALY CORP                     COM              812139301      646   436653 SH       SOLE                   436653
SONUS NETWORKS INC             COM              835916107     1753   811400 SH       SOLE                   811400
SYNOPSYS INC                   COM              871607107     5962   244744 SH       SOLE                   244744
TIME WARNER INC                COM NEW          887317303      945    31532 SH       SOLE                    31532
WELLPOINT INC                  COM              94973V107     7677   117599 SH       SOLE                   117599
XILINX INC                     COM              983919101     4572   166600 SH       SOLE                   166600
YAHOO INC                      COM              984332106     1580   120000 SH       SOLE                   120000